Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges		$ (142)	$ (110)	[1]	$ (172)	[1]
Business and asset disposal		(385)	(71)	[1]	(247)	[1]
NET finance (cost) income		(69)	829		(829)
Decrease of income taxes		84	399		346
Non-controlling interest on the exceptional items		30	13		20
COVID-19 Costs incurred on account of unforeseen events	[1]		(18)		(105)
Zenzele Kabili costs	[1]				(72)
Exception non cash imapirment charge investment in joint ventures					(258)
Exceptional Legal Costs		(19)
Exceptional customs audit claim		(66)
Exceptional Claims and Legal Costs		(85)
Impairment on investment			(1,143)
AB InBev Efes related costs		(12)	(51)	[1]
Utilization of current year and carry forward interests for which no deferred tax asset was recognized			$ (350)
Tilray Brands, Inc [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposal		$ (300)
Zenzele Kabili scheme [Member]
Disclosure of Exceptional Items [line items]
Zenzele Kabili costs					$ (72)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 and 2021 presentation were amended to conform to the 2023 presentation.